Other Assets - Other Assets (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Schedule of Other Assets [Line Items]
Unamortized fees on credit facility	CAD 9	CAD 7
Long-term materials	30	31
Long-term receivables	28	28
Contracted customer incentives	9	6
Prepaid leases	9	9
Deferred hedging gains (Note 20)		19
Other	32	63
Total other assets	CAD 117	CAD 163